Basic and Diluted Loss per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						4 Months Ended	9 Months Ended
	Sep. 30, 2020		Mar. 31, 2020	Sep. 30, 2019	[1]	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2020		Sep. 30, 2019	[1]
Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (9.9)	[1]	$ (5.2)	$ (22.6)		$ (13.5)	$ (12.0)	$ (90.1)	[1]	$ (44.3)
Net loss attributable to noncontrolling interests	(4.9)	[2]					(5.7)	$ (5.9)	[2]
Net loss attributable to common shareholders	(5.2)						(6.3)
Class A Common Stock
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders	$ (2.9)						$ (3.4)
Denominator - Basic and Diluted:
Weighted average common shares outstanding	23,309,247						22,363,399	22,363,399
Net loss per share - Basic and Diluted:
Net loss per share - Basic and Diluted	$ (0.12)						$ (0.15)	$ (0.15)
Class C Common Stock
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders	$ (2.3)						$ (2.9)
Denominator - Basic and Diluted:
Weighted average common shares outstanding	19,222,017						19,424,100	19,424,100
Net loss per share - Basic and Diluted:
Net loss per share - Basic and Diluted	$ (0.12)						$ (0.15)	$ (0.15)

[1]	Net loss is equal to comprehensive loss.
[2]	Net loss attributable to noncontrolling interests is equal to comprehensive loss attributable to noncontrolling interests.